Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash in banks and on hand		$ 946	$ 1,083
Bank deposits with original maturities of three months or less	[1]	2,309	2,206
Cash and cash equivalents		$ 3,255	$ 3,289	$ 2,019	$ 3,817

[1]	Deposit with maturity of three months, which bear an interest of 2.27% per annum (in 2017: 1.22%-1.4%).